UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included herewith.
Independent Franchise Partners
US Equity Fund
Ticker | IFPUX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Independent Franchise Partners US Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at franchisepartners.com/funds/us-mutual-fund-documents. You can also request this information by contacting us at 855-233-0437 (toll free).
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Independent Franchise Partners US Equity Fund	$75	0.67%
What impacted Fund performance over the reporting period?
In the year to September 30, 2025, the Fund returned 25.23% (assuming no redemption fee), compared to the Russell 1000 Value Benchmark (Total Return) Index return of 9.44% and the S&P 500 Index return of 17.60%. The Fund invests primarily in equity securities listed on U.S. stock exchanges, or that derive a significant portion of their revenue from the U.S. or have their principal place of business in the U.S., and may invest up to 20% of net assets in non-U.S. equity securities. The Fund typically invests in 20 – 40 securities. The Fund seeks to achieve an attractive long-term rate of return by investing in companies with a high and sustainable return on capital. These companies tend to have durable intangible assets.
The Fund generated attractive absolute and relative returns during the twelve-month period. We are pleased with the Fund’s return although it is unusual for the US Franchise strategy to outpace a strongly rising market. Equity markets continued to be driven by a narrow group of growth and artificial intelligence-related technology stocks which the Fund does not own, primarily for valuation reasons. However, in early 2025 the threat of the imposition of increased trade tariffs by the U.S. administration, along with heightened geopolitical risks, weighed on equity markets. The Fund generated much of its excess return during this period. This pattern of returns is consistent with the Franchise return profile.
The table below details the top and bottom stock returns during the twelve-month period, along with the top and bottom contributors to the Fund’s gross return. During the year, we initiated positions in Gartner, Live Nation, Otis, Ryan Specialty, Solventum and Warner Bros. Discovery. We completed the final sale of the position in Aspen Technology. We also trimmed or added to several existing positions.
We encourage clients to assess returns over longer intervals, like a full market cycle, in line with our investment horizon. We design Franchise portfolios with the dual goals of earning an attractive long-term rate of return while insulating clients from the worst of equity market drawdowns.
US Equity Fund - Stock Returns (%)				US Equity Fund - Contribution to Fund Return (bps)
Top		Bottom		Top		Bottom
Warner Bros. Discovery	+84%	Kenvue	-27%	Oracle	+243	Kenvue	-108
Oracle	+67%	TransUnion	-18%	Warner Bros. Discovery	+235	Bristol Myers Squibb	-37
Nintendo	+66%	Estée Lauder	-8%	Fox	+231	Estée Lauder	-33
TKO	+65%	Bristol Myers Squibb	-8%	Nintendo	+230	Unilever	-17
British American Tobacco	+53%	Unilever	-6%	Philip Morris International	+209	TransUnion	-12
Stock Returns reflect total returns and are presented in US Dollars for the period the stock was held during the period. Contribution to Fund Return reflects contribution to gross return and is presented in US Dollars for the period the stocks were held during the period. Source: FactSet, Independent Franchise Partners, LLP. For complete attribution and methodology, please contact clientservice@franchisepartners.com.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $3,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $3,000,000
Average Annual Total Returns	1 year	5 year	10 year
Independent Franchise Partners US Equity Fund (with redemption fee)	24.97%	16.38%	15.12%
Independent Franchise Partners US Equity Fund (without redemption fee)	25.23%	16.41%	15.13%
Russell 1000 Value Benchmark (Total Return) Index	9.44%	13.87%	10.72%
S&P 500 Index	17.60%	16.47%	15.30%
The performance data quoted represents past performance; past performance does not guarantee future results. Please refer to the Russell® and S&P® disclaimers at the end of this report for further information.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$1,627,516,952
Total number of portfolio holdings	34
Total advisory fees paid	$8,526,156
Portfolio turnover rate as of the end of the reporting period	62.41%
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Communication Services	31.9%
Consumer Staples	16.8%
Health Care	16.1%
Financials	9.6%
Consumer Discretionary	7.0%
Industrials	5.6%
Real Estate	5.2%
Information Technology	4.6%
Materials	3.4%
Where can I find more information?
At franchisepartners.com/funds/us-mutual-fund-documents, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 855-233-0437 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 855-233-0437 (toll free) or 312‑557‑7902 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Further information on Russell ®
Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of the Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and / or Russell ratings or underlying data and no party may rely on any Russell Indexes and / or Russell ratings and / or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.
Further information on S&P ®
The S&P 500 index (“Index”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Independent Franchise Partners, LLP.  ©2024 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trade mark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trade mark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index  of the data included therein.
Independent Franchise Partners US Equity Fund

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2025, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is Mr. Steven R. Sutermeister, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

Independent Franchise Partners US Equity Fund

2025: $25,670

2024: $24,925

The fees paid to PricewaterhouseCoopers LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

Independent Franchise Partners US Equity Fund

2025: $0

2024: $0

(c) Tax Fees

Independent Franchise Partners US Equity Fund

2025: $6,490

2024: $6,300

The fees to PricewaterhouseCoopers LLP relate to the preparation of the registrant’s tax returns, review of annual distributions, and additional tax provision support fees.

(d) All Other Fees

Independent Franchise Partners US Equity Fund

2025: $0

2024: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) Independent Franchise Partners US Equity Fund

2025: 0%

2024: 0%

(f) Not applicable

(g) Independent Franchise Partners US Equity Fund

2025: $6,490

2024: $6,300

(h) The Audit Committee considered the non-audit services rendered to each of the registrant’s investment advisers and believes the services are compatible with each principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

INDEPENDENT FRANCHISE PARTNERS
US EQUITY FUND
ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
September 30, 2025

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
TABLE OF CONTENTS
September 30, 2025

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	100.2%
Biotechnology	3.4%
Corteva Inc.		811,574	$54,886,750
Commercial Services	3.6%
RB Global Inc.		218,630	23,690,747
TransUnion		414,960	34,765,349
			58,456,096
Computers	3.6%
Gartner Inc.(a)		226,230	59,469,080
Cosmetics/Personal Care	7.9%
Estée Lauder Cos. Inc. - Class A		572,402	50,440,064
Kenvue Inc.		3,250,070	52,748,636
Unilever PLC		428,643	25,444,237
			128,632,937
Diversified Financials	3.7%
Intercontinental Exchange Inc.		355,418	59,880,825
Entertainment	16.3%
Live Nation Entertainment Inc.(a)		400,158	65,385,817
TKO Group Holdings Inc.		174,172	35,175,777
Warner Bros Discovery Inc.(a)		4,528,517	88,441,937
Warner Music Group Corp. - Class A		2,260,685	76,998,931
			266,002,462
Healthcare Products	4.2%
Solventum Corp.(a)		928,350	67,769,550
Household Products/Wares	2.0%
Reckitt Benckiser Group PLC		420,983	32,374,175
Insurance	5.9%
Aon PLC - Class A		180,804	64,471,091
Ryan Specialty Holdings Inc.		575,309	32,424,415
			96,895,506
Internet	2.1%
Airbnb Inc. - Class A(a)		285,333	34,645,133
Internet Software & Services	8.2%
eBay Inc.		534,994	48,657,704
Zillow Group Inc. - Class A(a)		147,109	10,950,794
Zillow Group Inc. - Class C(a)		952,196	73,366,702
			132,975,200
Machinery - Diversified	2.1%
Otis Worldwide Corp.		379,504	34,698,051
Media	11.1%
Fox Corp. - Class A		1,129,919	71,252,692
Fox Corp. - Class B		350,252	20,065,937
News Corp. - Class A		2,081,918	63,935,702
News Corp. - Class B		719,248	24,850,018
			180,104,349
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	11.9%
Bristol Myers Squibb Co.		1,693,287	$76,367,243
Johnson & Johnson		385,347	71,451,041
Novartis AG - REG		365,996	46,031,681
			193,849,965
Software	3.2%
Electronic Arts Inc.		188,270	37,974,059
Oracle Corp.		52,191	14,678,197
			52,652,256
Textiles, Apparel & Luxury Goods	1.9%
Cie Financiere Richemont S.A. - Class A - REG		159,240	30,325,713
Tobacco	6.8%
British American Tobacco PLC		989,244	52,512,240
Philip Morris International Inc.		357,780	58,031,916
			110,544,156
Toys/Games/Hobbies	2.3%
Nintendo Co. Ltd.		429,070	37,152,121
TOTAL COMMON STOCKS (Cost $1,132,464,382)			1,631,314,325
TOTAL INVESTMENTS (Cost $1,132,464,382)	100.2%		1,631,314,325
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(3,797,373)
NET ASSETS	100.0%		$1,627,516,952

(a)Non-income producing security.

Abbreviations:
REG – Registered
At September 30, 2025, the Fund’s investments were concentrated in the following countries:
Country Allocation (Unaudited)	Percentage of Net Assets
United States	81.1%
United Kingdom	6.8
Switzerland	4.7
Ireland(b)	3.9
Japan	2.3
Canada(b)	1.4
Total	100.2%

(b)RB Global Inc. is incorporated in Canada and Aon PLC is incorporated in Ireland; however, their primary listings are on the New York Stock Exchange (NYSE)
in the United States. Independent Franchise Partners, LLC therefore defines both as United States equities, consistent with the terms set out in the prospectus.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
September 30, 2025

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $1,132,464,382)	$1,631,314,325
Cash	73,176,891
Receivable for dividends	378,398
Reclaims receivable	3,839,207
Receivable for investments sold	7,842,802
Prepaid expenses	32,578
Total Assets	1,716,584,201
Liabilities:
Securities purchased payable	287,212
Capital shares redeemed payable	87,814,374
Investment advisory fees payable	814,988
Accounting and Administration fees payable	67,531
Regulatory and Compliance fees payable	28,013
Risk Officer fees payable	7,500
Trustee fees payable	888
Other accrued expenses and payables	46,743
Total Liabilities	89,067,249
Net Assets	$1,627,516,952
Net assets	$1,627,516,952
Shares of common stock outstanding	70,688,571
Net asset value per share	$23.02
Net Assets:
Paid in capital	$1,040,558,448
Distributable earnings (loss)	586,958,504
Net Assets	$1,627,516,952
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the year ended September 30, 2025

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $601,463)	$23,750,061
Interest income	1,355,708
Total investment income	25,105,769
Operating expenses:
Investment advisory	8,526,156
Accounting and Administration	816,348
Regulatory and Compliance	161,923
Trustees	84,801
Legal	76,297
Risk Officer	41,957
Other	148,254
Total expenses	9,855,736
Net investment income	15,250,033
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	371,888,898
Net realized gains from foreign currency transactions	107,110
Change in unrealized appreciation (depreciation) on investments	(75,029,684)
Change in unrealized appreciation (depreciation) on foreign currency	293,438
Net realized and unrealized gains from investment activities	297,259,762
Change in Net Assets Resulting from Operations	$312,509,795
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended September 30, 2025 and 2024

	Independent Franchise Partners US Equity Fund
	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income	$15,250,033	$26,196,326
Net realized gains (losses) from investment and foreign currency transactions	371,996,008	176,560,323
Change in unrealized appreciation (depreciation) on investments and foreign currency	(74,736,246)	274,877,673
Change in net assets resulting from operations	312,509,795	477,634,322
Dividends paid to shareholders:
From distributable earnings	(222,222,129)	(145,543,249)
Total dividends paid to shareholders	(222,222,129)	(145,543,249)
Capital Transactions:
Proceeds from sale of shares	480,529,497	14,692,857
Value of shares issued to shareholders in reinvestment of dividends	215,260,909	140,586,322
Value of shares redeemed	(1,154,403,260)	(313,914,226)
Change in net assets from capital transactions	(458,612,854)	(158,635,047)
Change in net assets	(368,325,188)	173,456,026
Net assets:
Beginning of year	1,995,842,140	1,822,386,114
End of year	$1,627,516,952	$1,995,842,140
Share Transactions:
Sold	23,269,575	774,515
Reinvested	11,136,105	7,853,985
Redeemed	(54,024,985)	(16,108,826)
Change	(19,619,305)	(7,480,326)
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Independent Franchise Partners US Equity Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of year	$22.10	$18.64	$17.47	$22.26	$19.72
Income (loss) from operations:
Net investment income	0.22 (a)	0.27	0.25	0.23	0.31
Net realized and unrealized gains (losses) from investments	4.61	4.70	3.69	(3.52)	4.70
Total from investment operations	4.83	4.97	3.94	(3.29)	5.01
Less distributions paid:
From net investment income	(0.43)	(0.27)	(0.20)	(0.26)	(0.30)
From net realized gains on investments	(3.48)	(1.24)	(2.57)	(1.24)	(2.17)
Total distributions paid	(3.91)	(1.51)	(2.77)	(1.50)	(2.47)
Increase from redemption fees	— (b)	— (b)	— (b)	— (b)	— (b)
Change in net asset value	0.92	3.46	1.17	(4.79)	2.54
Net asset value, end of year	$23.02	$22.10	$18.64	$17.47	$22.26
Total return(c)	25.23%	28.62%	23.97%	(15.93%)	27.34%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$1,627,517	$1,995,842	$1,822,386	$1,490,219	$2,027,325
Ratio of expenses to average net assets	0.67%	0.67%	0.67%	0.68%	0.72%
Ratio of net investment income to average net assets	1.04%	1.39%	1.34%	1.06%	1.42%
Portfolio turnover rate(d)	62.41%(e)	28.77%	21.75%	25.80%	23.67%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Redemption fees were less than $0.005 per share.
(c)	Total return excludes redemption fees.
(d)	Portfolio turnover rate includes applicable corporate action activity and securities trading as a result of investor subscription and redemption activity.
(e)	The portfolio turnover rate increased during the year in connection with increased investor activity in the Fund.
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the "IFP US Equity Fund" or the "Fund") is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements and notes only relate to the Fund.
The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
Level 1 —quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange.  If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

The Trustees have designated Independent Franchise Partners, LLP, as investment adviser to the Fund, as the Fund's Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an approved independent third party pricing service to fair value its international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund's net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of September 30, 2025 in valuing the Fund's investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Independent Franchise Partners US Equity Fund
Common Stocks(1)	$1,631,314,325	$—	$—	$1,631,314,325
Total Investments	$1,631,314,325	$ —	$ —	$1,631,314,325

(1)	See investment industries in the Schedule of Investments.
As of September 30, 2025, there were no  Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the year ended September 30, 2025.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Fund is the U.S. dollar. The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statement of Operations.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
REDEMPTION FEES
The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the years ended September 30, 2025 and September 30, 2024 were $727,726 and $359,247, respectively, and are reflected within the value of shares redeemed on the Statements of Changes in Net Assets.
FEDERAL INCOME TAX INFORMATION
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of September 30, 2025, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2022, 2023, 2024 and 2025 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Management of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with the financial information presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets & Liabilities as “total assets”, and significant segment expenses are listed on the accompanying Statement of Operations.
NEW ISSUED ACCOUNTING STANDARDS NOT YET ADOPTED
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of related income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in a rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating this ASU for future adoption but doesn’t expect the adoption, once required, will have a material impact on the Fund’s financial statements and disclosures.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the agreement, the Fund pays the Adviser a monthly fee based on the Fund's daily net assets at a rate of 0.58%.
Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.
Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Carne Global Financial Services (US) LLC (“Carne”) provides risk management and oversight services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund's risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2025, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”)  compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. Effective April 1, 2025, the Trust pays an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the year ended September 30, 2025, the aggregate Trustee compensation paid by the Trust was $415,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund's total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, fees and expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2026. For the year ended September 30, 2025, there were no expenses reduced by the  Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the  Adviser in subsequent fiscal years.
C. Investment Transactions
For the year ended September 30, 2025, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:
Fund	Cost of Purchases	Proceeds from Sales
Independent Franchise Partners US Equity Fund	$890,599,807	$1,518,858,504
D. Federal Income Tax
As of September 30, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Independent Franchise Partners US Equity Fund	$1,158,836,295	$491,961,081	$ (19,483,051)	$472,478,030

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2025 and September 30, 2024 for the Fund was as follows:
Independent Franchise Partners US Equity Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2025	$49,419,084	$172,803,045 **	$222,222,129	$ —	$222,222,129
2024	$44,812,654	$100,730,595	$145,543,249	$ —	$145,543,249

**	The amounts do not include tax equalization utilized of $119,535,296 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

As of the latest tax year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Independent Franchise Partners US Equity Fund	$40,692,400	$73,383,211	$114,075,611	$ —	$ —	$472,882,893	$586,958,504

At September 30, 2025, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.
E. In-Kind Transactions
Certain shareholders in the Fund received securities in connection with their redemption amounts in accordance with the provisions of the Fund. These shareholders received securities and cash with a total value equal to the value of the shares they redeemed at the net asset value at the redemption date.
Redemption Date	Redemption Amount	Securities at Value	Net Realized Gain
October 31, 2024	$703,004,769	$682,918,323	$140,342,514
F. Concentration of Ownership Risk
A significant portion of the Fund's shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy.
As of September 30, 2025, Adviser or Adviser affiliates held outstanding shares of the Fund as follows:
Fund	% Ownership
Independent Franchise Partners US Equity Fund	3.4
G. Other Risks
The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may be impacted by inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. These events can have a significant impact on the Fund’s operations and performance.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Advisers Investment Trust and Shareholders of Independent Franchise Partners US Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Independent Franchise Partners US Equity Fund (one of the funds constituting Advisers Investment Trust, hereafter referred to as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
November 18, 2025
We have served as the auditor of one or more investment companies since 2011.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)

A. Other Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2025 are designated as Qualified Dividend Income (“QDI”), as defined in the Act, subject to reduced tax rates in 2025:
Fund	QDI Percentage
IFP US Equity Fund	38.29%
A percentage of the dividends distributed during the fiscal year for the Fund qualifies for the Dividends-Received Deduction (“DRD”) for corporate shareholders:
Fund	Corporate DRD Percentage
IFP US Equity Fund	22.51%

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
September 30, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
PROXY DISCLOSURES
September 30, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
September 30, 2025 (Unaudited)

Included on pages 10 and 11 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2025 (Unaudited)

Section 15 of the 1940 Act requires that the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders.  The Board considered and approved the Agreement for the Fund at an in-person meeting held on June 4, 2025.
The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following:  (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale to the benefit of the Fund’s shareholders.
The Board examined the nature, extent, and quality of the advisory services provided by the Adviser.  The Board considered the terms of the Agreement, information and reports provided by the Adviser on its business, personnel and operations, and advisory services provided to the Fund.  The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (or lack thereof), insurance coverage, business continuity program, and information security practices.  The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement that impacted the Fund and that there had been no material compliance issues since the last renewal of the Agreement with respect to the Fund.  The Board then considered key risks associated with the Fund and ways in which those risks are mitigated.  Taking into account the personnel involved in servicing the Fund as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser.
The Board reviewed the investment performance of the Fund.  As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”).  The FUSE Report consisted of comparisons of the performance of the Fund to the performance of (i) its selected benchmark, (ii) the Fund and 15 other large blend funds selected by FUSE with similar pricing characteristics (the “Peer Group”), and (iii) the Fund, the Peer Group, and all other large blend funds with similar pricing features (the “Peer Universe”).  The Board reviewed the methodology used to select the Peer Group and the Peer Universe.
The Board reviewed the performance of the Fund compared to the selected benchmark, the Peer Group, and the Peer Universe for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2025.  The Board also reviewed the performance of another investment fund and separate accounts advised by the Adviser with a similar investment mandate (the “Similar IFP Accounts”) for one-month, three-month, one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2025.  After considering the information presented to it, the Board acknowledged the performance of the Fund and the Adviser.
The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability.  The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund.  The Board noted that the Adviser received a management fee of 0.58% of the Fund’s average daily net assets.  The Board reviewed the investment advisory fee and the total net expenses paid by the Fund in comparison to the investment advisory fees and the total net expenses paid by the Peer Group and Peer Universe.  The Board then reviewed the advisory fees paid by the Similar IFP Accounts.  The Board noted that the Fund’s advisory fee is the same as the other investment fund in the Similar IFP Accounts and equal to the first tier of the scaled discounted advisory fee for the separate accounts included in the Similar IFP Accounts.  The Board noted that the Fund is not eligible for the scaled discount because of the additional services provided to the Fund and regulatory requirements under the 1940 Act.  The Board then considered the expense cap for the Fund noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.85% of the Fund’s average daily net assets.  After considering the comparative data provided by the Adviser, the Board concluded that the advisory fee and expense ratio were reasonable.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2025 (Unaudited)

The Board considered the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser.  Among other things, the Board considered the overall financial condition of the Adviser and representations made thereto and to the overall importance of the Fund’s relationship to the Adviser’s business strategy.  The Board examined the Fund’s profit margin and the Adviser’s overall profitability.  The Board concluded that, based on both the written and oral reports provided by the Adviser, the profit margin was reasonable.
In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, its capacity, and breakeven point.  The Board noted that, other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Fund.  The Board also noted that the Fund does not assess, and the Adviser does not receive Rule 12b-1 fees, that soft dollars are not a consideration for broker selection, and that the Adviser paid all third-party research expenses directly.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

(This page has been intentionally left blank)

(This page has been intentionally left blank)

Investment Adviser
Independent Franchise Partners, LLP
Level 1, 10 Portman Square
London, W1H 6AZ
United Kingdom
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
855-233-0437 or 312-557-7902
IFP 09/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 of this Form N-CSR is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	November 26, 2025

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	November 26, 2025